LIABILITIES FOR ASSETS ACQUISITIONS AND ASSOCIATES (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	Mar. 31, 2018	Dec. 31, 2024	Dec. 31, 2023
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Liabilities for assets acquisitions and associates		R$ 21,166	R$ 93,405
Liabilities for assets acquisitions and associates		99,324	93,782
Facepa
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Business combination		27,182	25,924
Total consideration for assets acquisition	R$ 307,876
Payment amount for asset acquisition	R$ 267,876
VFFIP
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Business combination		93,308	161,263
Total Business Combination
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Business combination		R$ 120,490	R$ 187,187